Earnings Per Share (Tables)	3 Months Ended
Jan. 31, 2023
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Summary of Basic and Diluted Earnings Per Share
The following tables present our basic and diluted earnings per share:
Basic Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2023	January 31, 2022
Net income	247	2,933
Dividends on preferred shares and distributions on other equity instruments	(38)	(55)
Net income available to common shareholders	209	2,878
Weighted-average number of common shares outstanding (in thousands)	691,259	648,359
Basic earnings per common share (Canadian $)	0.30	4.44
Diluted Earnings Per Common Share

(Canadian $ in millions, except as noted)	For the three months ended
	January 31, 2023	January 31, 2022
Net income available to common shareholders adjusted for impact of dilutive instruments	209	2,878
Weighted-average number of common shares outstanding (in thousands)	691,259	648,359
Effect of dilutive instruments
Stock options potentially exercisable (1)	4,760	5,507
Common shares potentially repurchased	(3,392)	(3,529)
Weighted-average number of diluted common shares outstanding (in thousands)	692,627	650,337
Diluted earnings per common share (Canadian $)	0.30	4.43

(1)
In computing diluted earnings per share, we excluded average stock options outstanding of
1,919,719
with a weighted-average exercise price of $138.48 for the three months ended January 31, 2023 (692,954 with a weighted-average price of
$144.13
for the three months ended January 31, 2022) as the average share price for the period did not exceed the exercise price.